Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments And Hedging Activities Tables Abstract
Interest Rate Derivatives By Type Table
	December 31, 2010
	Current		Maximum(1)
		Derivative		Derivative	Weighted	% of Debt
		Notional		Notional	Average	Currently
	Derivative	Translated	Derivative	Translated	Remaining	Hedged
Interest Rate Derivatives	Notional	to USD	Notional	to USD	Term(1)	by Index(2)

	(in millions)				(in years)
LIBOR (U.S. Dollar)	2,543	$2,543	2,671	$2,671	10	69%
EURIBOR (Euro)	1,233	1,651	1,233	1,651	13	72%
LIBOR (British Pound Sterling)	44	68	44	68	10	69%
Securities Industry and Financial Markets
Association Municipal Swap Index
(U.S. Dollar)	40	40	40	40	12	N/A(3)

Cross Currency Derivatives By Type Table
December 31, 2010
			Weighted	% of Debt
		Notional	Average	Currently
		Translated	Remaining	Hedged
Cross Currency Swaps	Notional	to USD	Term(1)	by Index(2)

	(in millions)		(in years)
Chilean Unidad de Fomento (CLF)	6	$257	15	83%

Foreign Currency Options By Type Table
	December 31, 2010
				Weighted
		Notional	Probability	Average
		Translated	Adjusted	Remaining
Foreign Currency Options	Notional(1)	to USD(1)	Notional(2)	Term(3)

	(in millions)			(in years)
Brazilian Real (BRL)	208	$120	$30	<1
Euro (EUR)	15	21	18	<1
Philippine Peso (PHP)	266	6	1	<1
British Pound (GBP)	3	4	2	<1

Foreign Currency Forwards By Type Table
	December 31, 2010
			Weighted
		Notional	Average
		Translated	Remaining
Foreign Currency Forwards	Notional	to USD	Term(1)

	(in millions)		(in years)
Chilean Peso (CLP)	89,106	$179	<1
Colombian Peso (COP)	13,151	7	<1
Argentine Peso (ARS)	57	13	<1

Embedded Foreign Currency Derivatives By Type Table
	December 31, 2010
			Weighted
		Notional	Average
		Translated	Remaining
Embedded Foreign Currency Derivatives	Notional	to USD	Term(1)

	(in millions)		(in years)
Philippine Peso (PHP)	21,176	$484	3
Kazakhstani Tenge (KZT)	31,084	210	10
Argentine Peso (ARS)	331	83	9
Euro (EUR)	28	38	4
Brazilian Real (BRL)	19	11	1
Cameroon Franc (XAF)	1,755	4	2

Commodity Non Hedge Derivatives By Type Table
	December 31, 2010
		Weighted Average
Commodity Derivatives	Notional	Remaining Term(1)
	(in millions)	(in years)
Natural gas (MMBtu)	34	12
Petcoke (Metric tons)	14	14
Aluminum (MWh)	17(3)	9
Certified Emission Reductions (CER)	1	2
Financial transmission rights (MW)	-(2)	<1

Fair Value Hierarchy Derivative Assets Liabilities By Balance Sheet Classification Table
	December 31, 2010				December 31, 2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)				(in millions)
Assets
Current assets:
Foreign currency derivatives	$-	$4(1)	$3	$7	$-	$6	$-	$6
Commodity and other derivatives	-	2	3	5	-	1	28	29
Total current assets	-	6	6	12	-	7	28	35
Noncurrent assets:
Interest rate derivatives	-	49	-	49	-	83	2	85
Foreign currency derivatives	-	4(1)	27	31	-	-	-	-
Cross currency derivatives	-	-	12	12	-	-	-	-
Commodity and other derivatives	-	4	16	20	-	-	-	-
Total noncurrent assets	-	57	55	112	-	83	2	85
Total assets	$-	$63	$61	$124	$-	$90	$30	$120

Liabilities
Current liabilities:
Interest rate derivatives	$-	$137(1)	$-	$137	$-	$118	$7	$125
Cross currency derivatives	-	-	2	2	-	-	-	-
Foreign currency derivatives	-	13	-	13	-	3	-	3
Commodity and other derivatives	-	-	-	-	-	-	2	2
Total current liabilities	-	150	2	152	-	121	9	130
Long-term liabilities:
Interest rate derivatives	-	246(1)	1	247	-	150	7	157
Cross currency derivatives	-	-	-	-	-	-	12	12
Foreign currency derivatives	-	15	8	23	-	2	-	2
Commodity and other derivatives	-	-	1	1	-	-	2	2
Total long-term liabilities	-	261	10	271	-	152	21	173
Total liabilities	$-	$411	$12	$423	$-	$273	$30	$303

Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification And Type Table
	December 31, 2010			December 31, 2009
		Not			Not
	Designated	Designated		Designated	Designated
	as Hedging	as Hedging		as Hedging	as Hedging
	Instruments	Instruments	Total	Instruments	Instruments	Total

	(in millions)			(in millions)
Assets
Other current assets:
Foreign currency derivatives	$-	$7(1)	$7	$-	$6	$6
Commodity & other derivatives	-	5	5	1	28	29
Total other current assets	-	12	12	1	34	35

Other assets:
Interest rate derivatives	49	-	49	85	-	85
Foreign currency derivatives	-	31(1)	31	-	-	-
Cross currency derivatives	12	-	12	-	-	-
Commodity & other derivatives:	-	20	20	-	-	-
Total other assets - noncurrent	61	51	112	85	-	85
Total assets	$61	$63	$124	$86	$34	$120

Liabilities
Accrued and other liabilities:
Interest rate derivatives	$126(1)	$11	$137	$115	$10	$125
Cross currency derivatives	2	-	2	-	-	-
Foreign currency derivatives	8	5	13	2	1	3
Commodity & other derivatives	-	-	-	-	2	2
Total accrued and other liabilities	136	16	152	117	13	130

Other long-term liabilities:
Interest rate derivatives	232(1)	15	247	141	16	157
Cross currency derivatives	-	-	-	12	-	12
Foreign currency derivatives	-	23	23	-	2	2
Commodity & other derivatives	-	1	1	-	2	2
Total other long-term liabilities	232	39	271	153	20	173
Total liabilities	$368	$55	$423	$270	$33	$303

Accumulated Other Comprehensive Income Loss Derivatives Table
Accumulated Other
Comprehensive
Income (Loss)
(in millions)
Interest rate derivatives	$(88)
Cross currency derivatives	$(4)
Foreign currency derivatives	$(9)

Gain Loss In Accumulated Other Comprehensive IncomeOn Effective Portion Of Qualifying Cash Flow Hedges Rollforward Table
	Gains (Losses)			Gains (Losses) Reclassified
	Recognized in AOCL		Consolidated	from AOCL into Earnings
	2010	2009	Statement of Operations	2010	2009

	(in millions)			(in millions)
Interest rate derivatives	$(243)(3)	$49	Interest expense	$(108) (1)	$(72)(1)
			Non-regulated cost of sales	(2)	-
			Net equity in earnings of
			affiliates	(1)	- (2)
Cross currency derivatives	11	48	Interest expense	(1)	2
			Foreign currency transaction
			gains (losses)	-	43
Foreign currency derivatives	(9)	2	Foreign currency transaction
			gains (losses)	(3)	- (2)
Commodity derivatives -
electricity	(8)	120	Non-regulated revenue	- (4)	3 (4)
Total	$(249)	$219		$(115)	$(24)

	Balance,	Reclassification	Change in	Balance,
	January 1	to earnings	fair value	December 31

	(in millions)
2008	$(232)	$76	$(107)	$(263)

Gain Loss In Earnings On Ineffective Portion Of Qualifying Cash Flow Hedges Table
		Gains (Losses)
	Classification in	Recognized in Earnings
	Consolidated Statement of Operations	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(15)	$(8)
	Net equity in earnings of affiliates	- (1)	(1)
Cross currency derivatives	Interest expense	5	(11)
Foreign currency derivatives	Foreign currency transaction
	gains (losses)	- (1)	-(1)
Total		$(10)	$(20)

Gain Loss In Earnings On Non Hedging Instruments Table
	Classification	Gains (Losses)
	in Consolidated	Recognized in Earnings
	Statement of Operations	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(7)	$(25)
Foreign exchange derivatives	Foreign currency transaction
	gains (losses)	(36)	(38)
	Net equity in earnings of
	affiliates	(2)	- (1)
Commodity & other derivatives	Non-regulated revenue	21	1
	Non-regulated cost of sales	5	(30)
	Net equity in earnings of
	affiliates	- (1)	- (1)
Total		$(19)	$(92)

Regulatory Asset Liability Change In Fair Value Of Derivatives
	2010	2009

	(in millions)
(Increase) decrease in regulatory assets	$(3)	$-
Increase (decrease) in regulatory liabilities	$1	$(4)